Credit Facilities	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Credit Facilities
16.	Credit Facilities

	June 30, 2026			December 31, 2025
(in thousands)	Revolving Facility	Term Loan	Total	Revolving Facility	Total

Current portion	$-	$-	$-	$-	$-

Long-term portion	472,000	1,500,000	1,972,000	-	-
Gross bank debt outstanding	$472,000	$1,500,000	$1,972,000	$-	$-

Less: unamortized debt issue costs¹	-	(2,718)	(2,718)	-	-

Net bank debt outstanding	$472,000	$1,497,282	$1,969,282	$-	$-

1)  In addition to the $2.7 million unamortized debt issue costs associated with the Term Loan, there is $6.0 million (December 31, 2025 - $4.7 million) unamortized debt issue costs associated with the Revolving
Credit
Facility which have been recorded as a long-term asset under the classification Other (see Note 23).

16.1.	Sustainability-Linked Revolving Credit Facility
On June 30, 2026, the Company expanded its unsecured revolving credit facility (the “Revolving
Credit
Facility”) by $500 million to $2.5 billion, in addition to extending the maturity date by an additional year to June 30, 2031. Additionally, the Company has a $500 million accordion feature. The Revolving Credit Facility includes sustainability-linked features and a financial covenant requiring a capitalization ratio
≤
0.60:1, with which the Company was in compliance as at June 30, 2026 and 2025. Interest on drawn amounts is based on the Company’s leverage ratio at SOFR +

1.10
% to
2.15
%. The standby fee was
0.1966
% (2025 –
0.1966
%).
The Revolving Credit Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes.

16.2.	Term Loan
On April 1, 2026, the Company entered into a new unsecured $1.5 billion non-revolving
term loan credit facility
(the “Term Loan”)
, which
carries a
two-year
maturity
and otherwise aligns with the terms of the Company’s existing Revolving Credit Facility. The Term Loan may be repaid at any time without penalty.

16.3.	Lease Liabilities
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2026	December 31 2025

Current portion	$586	$575

Long-term portion	6,882	7,330

Total lease liabilities	$7,468	$7,905
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	June 30 2026

Not later than 1 year	$983

Later than 1 year and not later than 5 years	4,152

Later than 5 years	4,287

Total lease liabilities	$9,422

16.4.	Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2026	2025	2026	2025

Interest Expense During Period
Average principal outstanding during period		$2,380,000	$-	$1,190,000	$-
Average effective interest rate during period	16	5.09%	n.a.	5.09%	n.a.
Total interest expense incurred during period		$30,309	$-	$30,309	$-
Costs related to undrawn credit facilities	16	$687	$1,317	$1,991	$2,667
Interest expense - lease liabilities	16. 3	101	110	202	201

Total finance costs		$31,097	$1,427	$32,502	$2,868